Condensed Consolidated and Combined Balance Sheets - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 772	$ 194
Accounts receivable — net of allowances	1,105	1,313
Due from related parties	222	0
Inventories
Finished goods	529	453
Work in process	181	171
Raw materials and supplies	243	233
Total inventories	953	857
Other current assets	302	155
Total current assets	3,354	2,519
Property, plant and equipment — net	1,599	1,457
Goodwill	6,592	6,535
Intangible assets — net	2,651	2,902
Other assets	549	530
Total assets	14,745	13,943
Current liabilities
Short-term borrowings and current portion of long-term debt	300	0
Accounts payable	560	477
Due to related parties	450	0
Unearned revenue	563	574
Other current liabilities	1,031	677
Total current liabilities	2,904	1,728
Long-term debt	7,809	0
Defined benefit pension	321	166
Deferred income taxes	214	231
Other liabilities	305	152
Total liabilities	11,553	2,277
Commitments and contingencies (Note 11)
Equity
Common stock, par value $0.01 per share, 750,000,000 shares authorized Shares issued and outstanding - June 30, 2024: 172,710,593 Shares issued and outstanding - December 31, 2023: 0	2	0
Additional paid-in-capital	3,744	0
Retained earnings	211	0
Net parent investment	0	12,003
Accumulated other comprehensive income (loss)	(765)	(337)
Total equity	3,192	11,666
Total liabilities and equity	$ 14,745	$ 13,943